FINANCIAL AND OTHER INCOME, NET	6 Months Ended
Jun. 30, 2023
FINANCIAL AND OTHER INCOME, NET [Abstract]
FINANCIAL AND OTHER INCOME, NET
NOTE 7:-	FINANCIAL AND OTHER INCOME, NET

	Six months ended June 30,
	2023	2022
	Unaudited

Interest income	$1,671	$463
Exchange rate differences and other	26	316

Financial and other income, net	$1,697	$779